Commitments and contingencies (Details) € in Millions, $ in Millions	Jun. 30, 2025 EUR (€)	Jun. 30, 2025 USD ($)	Mar. 11, 2025 EUR (€)	Mar. 11, 2025 USD ($)
Jumpman
Disclosure of Detailed Informaton About Lease Liabilities [Line Items]
Estimated financial effect of contingent liabilities	€ 21.5	$ 25.2	€ 13.3	$ 15.6